ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)										1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 23, 2025 USD ($) $ / shares shares	Apr. 23, 2025 USD ($) $ / shares shares	Mar. 24, 2025 USD ($) $ / shares shares	Jan. 20, 2025 $ / shares shares	Dec. 09, 2024 USD ($) shares	Dec. 09, 2024 CNY (¥) shares	Feb. 23, 2024 USD ($) $ / shares shares	Jul. 23, 2021 USD ($) $ / shares shares	Jul. 23, 2021 CNY (¥) shares	Jul. 31, 2022 shares	Nov. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Jun. 23, 2025 USD ($)	May 31, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 25, 2025 USD ($)	Feb. 22, 2025 USD ($)	Sep. 03, 2024	Jul. 25, 2018 $ / shares
Accumulated deficit											$ 5,984									$ 34,529
Cash and equivalents
Initial public offering in units
Ordinary shares par value | $ / shares											$ 0.0001									$ 0.0001
Maius Pharmaceutical Co. Ltd [Member]
Accumulated deficit																$ 10,451,484		$ 9,822,308			$ 11,231,564
Cash and equivalents																$ 74,514		179,237			$ 1,809,035
Number of shares issued | shares																892
Initial public offering in units																$ 30,776		$ 46,112
Ordinary shares par value | $ / shares																$ 1.00		$ 1			$ 1				$ 1.00
Other payables																$ 1					$ 66,236
Maius Pharmaceutical Co. Ltd [Member] | Wishluck Limited [Member]
Initial public offering in units								$ 1,543,234	¥ 10,000,000
Initial public offering in units, shares | shares								556	556
Ordinary shares par value | $ / shares								$ 1.00
Maius Pharmaceutical Co. Ltd [Member] | Wishluck Limited [Member] | Subsequent Event [Member]
Initial public offering in units					$ 2,087,102	¥ 15,000,000
Initial public offering in units, shares | shares					892	892
DT Cloud Acquisition Corporation [Member]
Accumulated deficit													$ 2,970,650		$ 1,854,174		$ 168,597
Cash and equivalents															152,021		69,818
Initial public offering in units												$ 66,023,894			66,023,894
Initial public offering in units, shares | shares										1,725,000
Price per share | $ / shares	$ 10.79	$ 10.68	$ 10.61
Proceeds from issuance initial public offering														$ 67,833,894	$ 67,833,894
Percent of obligation to redeem public shares													100.00%		100.00%									100.00%
Percentage of voting interests acquired													50.00%		50.00%
Percentage of redemption rights													15.00%		15.00%
Deposits													$ 207,000		$ 207,000				$ 141,142			$ 150,949	$ 207,000
Shares issued price per share | $ / shares													$ 10.05		$ 10.05
Payment of merger consideration													$ 250,000,000		$ 250,000,000
Ordinary shares par value | $ / shares													$ 0.0001		$ 0.0001		$ 0.0001
Other payables													$ 300,000
Redeemed shares | shares	3,872,314	326,904	1,868,367
Payments for deposits	$ 41,776,748	$ 3,492,160	$ 19,821,345
Extension fee reduction proposal	$ 60,000
Deposits trust account																			$ 60,000
Time deposit																				$ 619,091
DT Cloud Acquisition Corporation [Member] | Investor [Member]
Number of shares sold | shares				30,000
Ordinary shares par value | $ / shares				$ 0.0001
DT Cloud Acquisition Corporation [Member] | Each Monthly Extension [Member]
Shares issued price per share | $ / shares													$ 0.03		$ 0.03
DT Cloud Acquisition Corporation [Member] | Minimum [Member]
Percentage of fair market value of business acquisition													80.00%		80.00%
Business combination, net tangible assets													$ 5,000,001		$ 5,000,001
DT Cloud Acquisition Corporation [Member] | IPO [Member]
Initial public offering in units, shares | shares							6,900,000
Price per share | $ / shares							$ 10.00
Proceeds from issuance initial public offering							$ 69,000,000
Number of shares sold | shares							6,900,000
Transaction costs							$ 2,976,106
Underwriting commissions							966,000
Deferred underwriting commissions							1,725,000
Deferred offering costs							285,106
DT Cloud Acquisition Corporation [Member] | Public Units [Member]
Initial public offering in units							$ 69,345,000
Initial public offering in units, shares | shares							900,000
Purchase price per share | $ / shares							$ 10.05						$ 10.05		$ 10.05
Additional share price | $ / shares													$ 0.03		$ 0.03
DT Cloud Acquisition Corporation [Member] | Private Placement Units [Member]
Price per share | $ / shares							$ 10.00
Proceeds from issuance initial public offering							$ 2,345,000
Number of shares sold | shares							234,500
DT Cloud Acquisition Corporation [Member] | Private Placement [Member]
Purchase price per share | $ / shares				$ 10.00
DT Cloud Acquisition Corporation [Member] | Subsequent Event [Member]
Price per share | $ / shares			$ 10.61
Deposits																						$ 150,949	$ 207,000
Redeemed shares | shares			1,868,367
Payments for deposits			$ 19,821,345
DT Cloud Acquisition Corporation [Member] | Subsequent Event [Member] | Investor [Member]
Number of shares sold | shares				30,000
Ordinary shares par value | $ / shares				$ 0.0001
DT Cloud Acquisition Corporation [Member] | Subsequent Event [Member] | Private Placement [Member]
Purchase price per share | $ / shares				$ 10.00